SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

15.	SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental Disclosures of Non Cash Activities

(in thousands)

	Nine Months Ended
	September 30,
	2021	2020
	(unaudited)
Operating
Taxes accrued for repurchase of restricted shares	$-	$49
Investing
Preferred Stock Deemed Dividend	$-	$3,033
Investment in DiamiR	248	-

20. Supplemental Cash Flow Information

	For The Years Ended December 31,
	2020	2019
Net cash used in operating activities of discontinued operations	$-	$(30)

Net cash provided by investing activities of discontinued operations	$-	$-

Supplemental Disclosure of Other Cash Flow Information

(in thousands)

Cash paid for taxes	$218	$227
Cash paid for interest	$60	$170

Supplemental Disclosures of Non Cash Activities

(in thousands)

	Years Ended
	December 31,
	2020	2019
Operating
Adoption of ASC 842 - right of use asset	$-	$2,449
Adoption of ASC 842 - operating lease liability	$-	$2,536

Investing
Preferred Stock Deemed Dividend	$3,033	$-
Financing

Accrued financing costs	$31	$342
Accrued preferred dividends	$-	$429